UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Corsair Capital Management, L.L.C.
Address:          350 Madison Avenue, 9th Floor
                  New York, New York 10017


Form 13F File Number: 028-10823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jay Petschek
Title:            Managing Member
Phone:            (212) 389-8240

Signature, Place, and Date of Signing:

     /s/ Jay Petschek         New York, New York          May 13, 2009
     --------------------     -----------------------     ------------
        [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $71,327 (thousands)


List of Other Included Managers:

   None.


                                                            13F Report

                                      Name of Reporting Manager: Corsair Capital Management, L.L.C.
                                                       As of March 31, 2009

    NAME OF ISSUER                         TITLE OF           CUSIP       VALUE    SHARES/   PUT/  INVESTMENT    VOTING AUTHORITY
                                           CLASS                         (X$1000)  PRN AMT   CALL   DSCRETN    SOLE    SHARED  NONE
2020 CHINACAP ACQUIRCO INC                 UNIT 99/99/9999    90212G208    746       100,000  0      Sole        100,000  -     -
ACCELRYS INC                               COM                00430U103     35         8,854  0      Sole          8,854  -     -
ALLEGHENY ENERGY INC                       COM                017361106    232        10,000  0      Sole         10,000  -     -
ALPHA NATURAL RESOURCES INC                COM                02076X102  1,802       101,500  0      Sole        101,500  -     -
AMERISOURCEBERGEN CORP                     COM                03073E105    490        15,000  0      Sole         15,000  -     -
AMICAS INC                                 COM                001712108    730       359,487  0      Sole        359,487  -     -
ASCENT MEDIA CORPORATION  SERIES A         COM                043632108    250        10,000  0      Sole         10,000  -     -
BARRICK GOLD CORP                          COM                067901108    846        26,096  0      Sole         26,096  -     -
BERKSHIRE HATHAWAY INC  CL B               COM                084670207  1,410           500  0      Sole            500  -     -
CALLAWAY GOLF CO                           COM                131193104    108        15,000  0      Sole         15,000  -     -
CF INDUSTRIES HOLDINGS INC                 COM                125269100    356         5,000  0      Sole          5,000  -     -
CHESAPEAKE ENERGY CORP                     COM                165167107    226        13,271  0      Sole         13,271  -     -
DATA I/O CORP                              COM                237690102    234        84,562  0      Sole         84,562  -     -
DISH NETWORK CORP  CL A                    COM                25470M109  1,055        95,000  0      Sole         95,000  -     -
ECHOSTAR CORPORATION                       COM                278768106  1,848       124,601  0      Sole        124,601  -     -
ELECTRO SCIENTIFIC INDUSTRIES  INC         COM                285229100    141        23,800  0      Sole         23,800  -     -
ENCORE CAP GROUP INC                       NOTE 3.375% 9/1    292554AB8    768     1,000,000  0      Sole      1,000,000  -     -
EXIDE TECHNOLOGIES  NEW                    COM                302051206     60        20,000  0      Sole         20,000  -     -
EXPEDIA INC                                COM                30212P105    454        50,000  0      Sole         50,000  -     -
FOREST CITY ENTERPRISES INC CV  CL B       COM                345550305     29         7,900  0      Sole          7,900  -     -
FOREST LABORATORIES INC                    COM                345838106    878        40,000  0      Sole         40,000  -     -
GASTAR EXPL LTD                            COM                367299104    283       523,215  0      Sole        523,215  -     -
GENERAL DYNAMICS CORP                      COM                369550108    333         8,000  0      Sole          8,000  -     -
GOLDEN POND HEALTHCARE INC                 UNIT 99/99/9999    38116J208    560        74,300  0      Sole         74,300  -     -
GOODRICH CORP  (FRM B F GOODRICH CO)       COM                382388106    947        25,000  0      Sole         25,000  -     -
HARVEST NATURAL RESOURCES INC              COM                41754V103    650       191,886  0      Sole        191,886  -     -
HAWAIIAN ELECTRIC INDUSTRIES I  INC        COM                419870100    206        15,000  0      Sole         15,000  -     -
HEWLETT-PACKARD CO                         COM                428236103    641        20,000  0      Sole         20,000  -     -
IAC/INTERACTIVECORP                        COM                44919P508  6,166       404,843  0      Sole        404,843  -     -
INNOPHOS HOLDINGS INC                      COM                45774N108  9,487       841,045  0      Sole        841,045  -     -
INTERVAL LEISURE GROUP INC                 COM                46113M108  1,432       270,152  0      Sole        270,152  -     -
ISHARES TR RUSSELL 2000                    COM                464287655    589        14,000  0      Sole         14,000  -     -
JPMORGAN CHASE & CO                        COM                46625H100    133         5,000  0      Sole          5,000  -     -
KAISER ALUMINUM CORPORATION  NEW           COM                483007704    694        30,000  0      Sole         30,000  -     -
KBR INC                                    COM                48242W106  2,286       165,500  0      Sole        165,500  -     -
LOCKHEED MARTIN CORP                       COM                539830109    966        14,000  0      Sole         14,000  -     -
LSB INDUSTRIES INC                         COM                502160104    212        21,446  0      Sole         21,446  -     -
MAIDEN HOLDINGS LTD                        COM                G5753U112  5,936     1,327,974  0      Sole      1,327,974  -     -
MASTERCARD INC                             COM                57636Q104  3,685        22,000  0      Sole         22,000  -     -
MICROSOFT CORP                             COM                594918104    551        30,000  0      Sole         30,000  -     -
MOSAIC CO                                  COM                61945A107  1,050        25,000  0      Sole         25,000  -     -
NII HLDGS INC                              NOTE 3.125% 6/1    62913FAJ1    775     1,115,000  0      Sole      1,115,000  -     -
PFIZER INC                                 COM                717081103  1,022        75,000  0      Sole         75,000  -     -
PHH CORP  NEW                              COM                693320202  1,124        80,000  0      Sole         80,000  -     -
PHOENIX COMPANIES INC NEW                  COM                71902E109    176       150,000  0      Sole        150,000  -     -
POTASH CORP SASK INC                       COM                73755L107  1,333        16,500  0      Sole         16,500  -     -
POWERSHS DB MULTI SECT COMM DB AGRICULT FD COM                73936B408    735        30,000  0      Sole         30,000  -     -
PROVIDENCE & WORCESTER  RAILROAD CO        COM                743737108    245        22,821  0      Sole         22,821  -     -
RESOURCE AMERICA INC-CL A                  COM                761195205    136        33,982  0      Sole         33,982  -     -
RETAIL VENTURES INC                        COM                76128Y102    249       164,070  0      Sole        164,070  -     -
SANDISK CORP                               NOTE 1.000% 5/1    80004CAC5  1,200     2,000,000  0      Sole      2,000,000  -     -
SELECT SECTOR SPDR TR SBI INT-UTILS        COM                81369Y886    383        15,000  0      Sole         15,000  -     -
SPDR GOLD TRUST                            GOLD SHS           78463V107  6,870        76,100  0      Sole         76,100  -     -
SPDR TR                                    UNIT SER 1         78462F103  2,147        27,000  0      Sole         27,000  -     -
SPECIALTY UNDERWRITERS  ALLIANCE INC       COM                84751T309    438       120,612  0      Sole        120,612  -     -
SUPERIOR ENERGY SERVICES INC               COM                868157108    161        12,500  0      Sole         12,500  -     -
TAUBMAN CENTERS INC                        COM                876664103    136         8,000  0      Sole          8,000  -     -
TECH TEAM GLOBAL INC                       COM                878311109    183        37,500  0      Sole         37,500  -     -
TELEPHONE AND DATA SYSTEMS INC             COM                879433100    636        24,000  0      Sole         24,000  -     -
TESSERA TECHNOLOGIES INC                   COM                88164L100    602        45,000  0      Sole         45,000  -     -
TICKETMASTER ENTERTAINMENT INC             COM                88633P302    239        64,800  0      Sole         64,800  -     -
U S GLOBAL INVESTORS INC-CL A              COM                902952100     19         3,800  0      Sole          3,800  -     -
UNITED CAPITAL CORP                        COM                909912107    179        10,380  0      Sole         10,380  -     -
UNITED STATES OIL FUND LP  UNITS ETF       COM                91232N108    291        10,000  0      Sole         10,000  -     -
UNITEDHEALTH GROUP INC                     COM                91324P102    209        10,000  0      Sole         10,000  -     -
US BANCORP  COM NEW                        COM                902973304    146        10,000  0      Sole         10,000  -     -
WAL-MART STORES INC                        COM                931142103  1,042        20,000  0      Sole         20,000  -     -
WELLCARE HEALTH PLANS INC                  COM                94946T106    394        35,000  0      Sole         35,000  -     -
WESTMORELAND COAL CO                       COM                960878106    756       105,401  0      Sole        105,401  -     -
